Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	AQUILA FUNDS TRUST
Entity Central Index Key	0000707800
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 01, 2020
Document Effective Date	Sep. 01, 2020
Prospectus Date	Sep. 01, 2020